Note 16 - Pension Plan - Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Details) - Pension Plan [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discount rate used in determining present values	1.80%	1.80%
Annual increase in future compensation levels	2.00%	2.00%
Discount rate used in determining present values	1.80%	1.80%
Annual increase in future compensation levels	2.00%	2.00%
Expected long-term rate of return on assets	1.80%	1.80%